Label	Element	Value
Class Y Pospectus | SIMT ENHANCED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SIMT ENHANCED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect estimated fees and expenses for the upcoming fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities (junk bonds), including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers); and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years. The Fund may also invest in other financial instruments or use other investment techniques to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), which allocates the Fund's assets among multiple Sub-Advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month London Interbank Offered Rate (LIBOR).

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may also invest in futures contracts and swap agreements (also called "swaps") for speculative or hedging purposes. Futures contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO's or CLO's expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.93% (06/30/09) Worst Quarter: -19.59% (12/31/08)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund's Class F Shares are offered in a separate prospectus.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's Class Y Shares commenced operations on December 31, 2014. For full calendar years through December 31, 2014, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class Y Pospectus | SIMT ENHANCED INCOME FUND | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2006
Class Y Pospectus | SIMT ENHANCED INCOME FUND | SIMT ENHANCED INCOME FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2007	rr_AnnualReturn2007	(1.03%)
Annual Return 2008	rr_AnnualReturn2008	(28.08%)
Annual Return 2009	rr_AnnualReturn2009	15.90%
Annual Return 2010	rr_AnnualReturn2010	5.27%
Annual Return 2011	rr_AnnualReturn2011	0.25%
Annual Return 2012	rr_AnnualReturn2012	5.29%
Annual Return 2013	rr_AnnualReturn2013	2.27%
Annual Return 2014	rr_AnnualReturn2014	0.64%
Annual Return 2015	rr_AnnualReturn2015	0.13%
Annual Return 2016	rr_AnnualReturn2016	4.25%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.25%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.15%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.13%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2006	[3]
Class Y Pospectus | SIMT ENHANCED INCOME FUND | SIMT ENHANCED INCOME FUND - Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.17%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.20%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[3]
Class Y Pospectus | SIMT ENHANCED INCOME FUND | SIMT ENHANCED INCOME FUND - Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.51%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)	[3]

[1]	Index returns are shown from July 31, 2006.
[2]	Other Expenses have been restated to reflect estimated fees and expenses for the upcoming fiscal year.
[3]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.